Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Apr. 30, 2015
Accumulated Other Comprehensive (Loss) Income [Abstract]
Components of accumulated other comprehensive (loss) income

	Foreign Currency Translation Adjustment	Unrealized (Loss) Gain on Cash Flow Hedging Derivatives (A)	Pension and Other Postretirement Liabilities (B)	Unrealized Gain on Available-for-Sale Securities (C)	Accumulated Other Comprehensive Loss
Balance at May 1, 2012	$67.0	$(19.2)	$(134.3)	$2.5	$(84.0
Reclassification adjustments	—	40.1	20.4	—	60.5
Current period (charge) credit	(5.5)	(27.5)	(16.5)	3.1	(46.4)
Income tax expense	—	(4.6)	(1.0)	(1.1)	(6.7)

Balance at April 30, 2013	$61.5	$(11.2)	$(131.4)	$4.5	$(76.6)
Reclassification adjustments	—	20.9	13.3	(3.7)	30.5
Current period (charge) credit	(29.8)	21.0	31.4	1.9	24.5
Income tax (expense) benefit	—	(15.4)	(15.3)	0.7	(30.0)

Balance at April 30, 2014	$31.7	$15.3	$(102.0)	$3.4	$(51.6)
Reclassification adjustments	—	(28.5)	9.8	—	(18.7)
Current period charge	(34.0)	(4.0)	(16.2)	(0.1)	(54.3)
Income tax benefit	—	12.0	2.8	—	14.8

Balance at April 30, 2015	$(2.3)	$(5.2)	$(105.6)	$3.3	$(109.8)

(A)

Of the total reclassification adjustments from accumulated other comprehensive loss, $29.1 of income and $20.3 and $39.6 of expense were reclassified to cost of products sold related to commodity derivatives during 2015, 2014, and 2013, respectively. An additional $0.6 during 2015 and 2014, and $0.5 during 2013 was reclassified to interest expense related to the interest rate swap. At April 30, 2015, the remaining balance in accumulated other comprehensive loss related entirely to the interest rate swap.

(B)	Amortization of net losses was reclassified from accumulated other comprehensive loss to selling, distribution, and administrative expenses.

(C)	The gain on the sale of marketable securities was reclassified from accumulated other comprehensive loss to other income – net during 2014.